Retirement Plans (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Compensation and Retirement Disclosure [Abstract]
Components of Retirement plans

The components of the SERP and Directors’ Retirement plans’ cost at September 30, 2016 and 2015, respectively, are summarized as follows:

	2016	2015
Beginning accrued benefit cost	$1,120	$1,154

Service cost	—	—
Interest cost	44	46
Amortization of prior service costs	1	1
Net plan termination credit	(41)	—

Net periodic benefit cost	4	47
Benefits paid	(78)	(81)
Curtailment and settlement	—	—

Ending accrued benefit cost	$1,046	$1,120

Change in projected benefit obligation and change in plan assets

The following table sets forth the SERP and Directors’ Retirement plans, change in projected benefit obligation, the change in plan assets, the funded status of the plans, and the net liability recognized in the Company’s consolidated balance sheet at September 30, 2016 and 2015, respectively:

	2016	2015
Change in benefit obligation:
Projected benefit obligation, beginning of year	$1,062	$1,109
Service cost	—	—
Interest cost	44	46
Curtailment and settlement	—	—
Actuarial loss (gain)	18	(12)
Benefits paid	(78)	(81)

Projected benefit obligation, end of year	$1,046	$1,062

Change in plan assets:
Plan assets at fair value, beginning of year	$—	$—
Actual return on plan assets	—	—
Company contributions	78	81
Benefits paid	(78)	(81)

Plan assets at fair value, end of year	$—	$—

Weighted average assumptions used in determining the benefit obligation and net pension costs

Weighted average assumptions used in determining the benefit obligation and net pension costs as of September 30, 2016 and 2015, (in actual dollars) were as follows:

	2016	2015
Benefit obligation actuarial assumptions:
Discount Rate	N/A	4.25%
Rate of compensation increase	N/A	N/A
Net pension cost actuarial assumption
Discount rate	4.25%	4.25%
Expected long-term rate of return on plan assets	N/A	N/A
Rate of compensation increase	N/A	N/A

Schedule of amounts recognized in balance sheet	Amounts recognized in consolidated balance sheets:

March 31, 2017
Pension obligation	$—

Prior service cost	—
Net loss (gain)	—

Total accumulated other comprehensive income, before tax	$—

Amounts recognized in consolidated balance sheets as of September 30:

	2016	2015
Pension obligation	$1,046	$1,062

Prior service cost	$—	$4
Net loss (gain)	—	(61)

Total accumulated other comprehensive income, before tax	$—	$(57)

Schedule of components of the SERP and directors' retirement plans' cost

The components of the SERP and Directors’ Retirement plans’ cost at March 31, 2017 and September 30, 2016 are summarized below.

	March 31, 2017	September 30, 2016
Beginning accrued benefit cost	$1,046	$1,120

Service cost	—	—
Interest cost	—	44
Amortization of prior service costs	—	1
Net plan termination Credit	—	(41)

Net periodic benefit cost	—	4
Benefits paid	(1,046)	(78)

Ending accrued benefit cost	$—	$1,046